Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 2,462,249		¥ 2,332,236
Less: allowance for doubtful accounts	(210,146)		(142,256)	¥ (86,417)	¥ (46,900)
Accounts receivable, net	2,252,103	$ 345,150	2,189,980
Short-term bank borrowings	443,444	$ 67,961	490,000
Bank loans
Accounts receivable, net
Short-term bank borrowings	189,500		185,000
Real estate developers
Accounts receivable, net
Accounts receivable, gross	2,455,936		2,329,431
Real estate developers | Pledged | Bank loans
Accounts receivable, net
Accounts receivable, gross	410,402		263,550
Real estate developers | Pledged | Loans obtained from a bank by Registered Agents
Accounts receivable, net
Short-term bank borrowings	173,090		0
Individual customers
Accounts receivable, net
Accounts receivable, gross	¥ 6,313		¥ 2,805